Impairments of streams, royalties and other interests - Impairment charges and expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment of Streams, Royalties and other interests
Total impairment charges and expected credit losses	$ 148,034	$ 36,830
Nevada Copper
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges	83,920
Total impairment charges and expected credit losses	0
Elevation Gold
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges	18,688
Stornoway Diamonds (Canada) Inc
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges		8,448
Beaufor
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges		6,836
Other
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges	4,438
Loan receivable - Nevada Copper
Impairment of Streams, Royalties and other interests
Loan receivables impairment charges and expected credit losses	20,197
Loan receivable - Elevation
Impairment of Streams, Royalties and other interests
Loan receivables impairment charges and expected credit losses	21,380	9,723
Loan Receivable - Stornoway Diamonds (Canada) Inc.
Impairment of Streams, Royalties and other interests
Loan receivables impairment charges and expected credit losses	$ (589)	11,720
Loan Receivable - Beaufor
Impairment of Streams, Royalties and other interests
Loan receivables impairment charges and expected credit losses		$ 103